Supplement Dated September 14, 2021
To The Prospectus Dated April 26, 2021

JNL® Investors Series Trust

The changes below are effective September 13, 2021.

In the section entitled, “Management of the Trust,” under “Investment Adviser,” please delete the second paragraph in the entirety and replace with the following:

The Adviser is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc and Athene Life Re Ltd each hold a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

This Supplement is dated September 14, 2021.

Supplement Dated September 14, 2021
To The Statement of Additional Information
Dated April 26, 2021

JNL® Investors Series Trust

The changes below are effective September 13, 2021.

On page 40, in the section, “Trustees and Officers of the Trust,” under, “Selection of Trustee Nominees,” please delete the fourth paragraph in the entirety and replace with the following:

Shareholders should note that a person who owns securities issued by Jackson Financial, Inc. (“Jackson”) would be deemed an “interested person” under the 1940 Act.  In addition, certain other relationships with Jackson or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.” JNAM is an indirect, wholly owned subsidiary of Jackson, a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc and Athene Life Re Ltd each hold a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

On page 43, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under, “Investment Adviser,” please delete the first paragraph in the entirety and replace with the following:

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust.  As investment adviser, JNAM provides the Trust with professional investment supervision and management.  JNAM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc and Athene Life Re Ltd each hold a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

On page 47, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under, “The Distributor,” please delete the first paragraph in the entirety and replace with the following:

The Distributor.  Jackson National Life Distributors LLC (“Distributor” or “JNLD”), 300 Innovation Drive, Franklin, Tennessee 37067, is the statutory underwriter and facilitates the registration and distribution of shares of the Funds on a continuous basis.  The Distributor is not obligated to sell any specific amount of Fund shares.  JNLD is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc and Athene Life Re Ltd each hold a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

This Supplement is dated September 14, 2021.